Debt - Summary of Contractual Maturities of The Term Loan Facility (Detail) - Term Loan Facility - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 833	$ 1,667
2022	1,667	1,667
2023	1,527	1,527
2024 and thereafter	0	0
Total	4,027	4,861	$ 5,000
Less: unamortized debt discount	(32)	(41)	(49)
Total carrying value	$ 3,995	$ 4,820	$ 4,951